UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22466

ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc. 401 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of June 30, 2011

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Mutual Funds – 47.32%

Equity - 14.34%
	Cohen & Steers Realty Income Fund	$2,786,000	$3,095,671
	The GMO Quality Fund	7,928,836	8,645,666
	IShares DJ US Utilities Sector Index Fund	6,053,995	6,384,136
	Lazard Global Listed Infrastructure Portfolio	3,114,305	3,106,656
			21,232,129
Fixed Income - 32.98%
	Federated Bond Fund	14,939,116	14,861,351
	Harbor High-Yield Bond Fund	8,415,864	8,223,870
	Stone Harbor Emerging Market Debt Fund	17,200,436	17,193,690
	Torchlight Value Fund, Inc.	8,313,223	8,525,765
			48,804,676
Hedge Funds - 39.51%

Diversified/Multi-Strategy - 12.68%
	AQR DELTA Offshore Fund, L.P. **	9,300,000	9,483,887
	York Total Return Unit Trust **	9,100,000	9,272,052
			18,755,939
Fixed Income - 21.06%
	Eaton Vance Institutional Senior Loan Fund	15,339,831	15,426,883
	Post Limited Term High Yield Offshore Fund, Ltd. **	15,000,000	15,748,292
			31,175,175
Macro - 5.77%
	Graham Global Investment Fund II Ltd. **	8,500,000	8,540,720
Total Investments (Cost - $125,991,606*) - 86.83%			128,508,639
Other Assets and Liabilities, Net - 13.17%			19,487,304

Net Assets - 100.0%			$147,995,943

Percentages shown are stated as a percentage of net assets as of June 30, 2011.

** Non-income producing securities.

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, were as follows:

Aggregate cost	$125,991,606

Gross unrealized appreciation…………	$2,801,187
Gross unrealized depreciation….……...	(284,154)
Net unrealized appreciation…………...	$2,517,033

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2011

Investments by Strategy (as a percentage of total investments) (unaudited)
Mutual Funds
Equity	16.52%
Fixed Income	37.98
Hedge Funds
Diversified/Multi-Strategy	14.59
Fixed Income	24.26
Macro	6.65
100.00%

Equity Swap Agreements Outstanding as of June 30, 2011:
Counterparty	Reference Entity/Obligation	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value (USD)	Unrealized Appreciation/ Depreciation)
Credit Suisse Securities (Europe) Ltd.	The Cushing 30 MLP Index	1-month USD-LIBOR_BBA	Pay	4/4/2012	$ 2,722,026	$11,381	$11,381
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Fed Funds effective	Pay	11/4/2011	11,292,609	(37,688)	(37,688)
						$(26,307)	$(26,307)

A Summary of Derivative instruments by primary risk exposure is outlined in the following table:

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset Derivatives

Equity swaps	Unrealized gain/(loss) on swap agreements	$(26,307)

Changes in realized and unrealized gain/(loss) due to investments in derivatives as of June 30, 2011 were as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps

Equity swaps	$363,278

Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps

Equity swaps	$(26,307)

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2011

Fair Value Measurements

ASGI Agility Income Fund (the “Fund”) measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Alternative Strategies Group, Inc. (the “Adviser”) considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value. Investments are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal year end by providing redemption notice within 90 days of fiscal year end.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the period ended June 30, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of June 30, 2011 is as follows:

	Total Fair Value at	Level 1	Level 2	Level 3
Description	June 30, 2011	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Mutual Funds
Equity	$21,232,129	$21,232,129	$-	$-
Fixed Income	48,804,676	40,278,911	8,525,765	-
Hedge Funds
Diversified/Multi-Strategy	18,755,939	-	18,755,939	-
Fixed Income	31,175,175	-	31,175,175	-
Macro	8,540,720	-	8,540,720	-
Swap
Index	(26,307)	-	(26,307)	-
Total Investments	$128,482,332	$61,511,040	$66,971,292	$-

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of June 30, 2011

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.
The following is a summary of the investment strategies of the investments in the Trusts held in the Fund as of June 30, 2011:

The diversified/multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt.  Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Macro strategies generally include investments with trading managers who attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, trading managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-29-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	8-29-2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	8-26-2011

* Print the name and title of each signing officer under his or her signature.